Derivative Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Exposure of Derivative Contracts [Abstract]
Estimated fair value of derivatives in net asset (liability) position	$ 227,399	$ (29,801)
Estimated Fair Value Of Collateral Provided Included In Cash	0	0
Estimated Fair Value Of Collateral Provided Included In Other Invested Assets	(27,052)	(48,223)
Cash received as collateral	(241,480)	(10,300)
Securities received as collateral	(997)	(1,781)
Net Credit Exposure On Derivative Contracts	11,974	6,341
Margin Account For Exchange Traded Futures	$ 18,153	$ 16,285